Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Role of Management [Text Block]

Risk management and strategy

Cybersecurity is a vital aspect of maintaining the trust of our customers and employees. We have instituted a comprehensive cybersecurity risk management program that employs various methods to monitor and assess our threat environment and risk profile. These methods include the use of manual and automated tools, conducting scans of the threat environment, evaluating our and our industry’s risk profile, evaluating threats reported to us and conducting vulnerabilities assessments. We also (i) established procedures to evaluate our backup systems timely as well as to review the security level of our current systems and consider upgrading our security and software testing if needed, (ii) established a fire wall to prevent external cyber risks, and (iii) provided cybersecurity training to our employees.

We have implemented protocols to safeguard against cybersecurity threats and prevent unauthorized access to sensitive data. We regularly assess the Company’s cybersecurity risks and vulnerabilities by identifying potential threats, evaluating the likelihood and potential impact of cyberattacks. We also conduct ongoing evaluation of the industry trends and regulatory environments to ensure full compliance with cybersecurity laws and regulations in all jurisdictions where we operate. We have set in place an efficient risk mitigation, control, and incident response protocols to identify potential risks, detect, effectively respond to, and recover from cybersecurity breaches. We also provide regular training programs to enhance employees’ awareness of cybersecurity risks and to help them better understand their roles and responsibilities in protecting the assets and data of the Company and its subsidiaries. As of the date of this annual report, we do not engage third parties in connection with such evaluation or training processes. In the future, we may engage third parties from time to time to conduct risk assessments.

We believe these are useful tools for maintaining a robust cybersecurity program to protect our investors, customers, employees, vendors, and intellectual property. During the fiscal year ended December 31, 2025, we have not identified any risks from cybersecurity threats that have materially affected our business operations or financial conditions.

Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	false
Cybersecurity Risk Management Third Party Engaged [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	we have not identified any risks from cybersecurity threats that have materially affected our business operations or financial conditions.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Governance

Our board of directors are primarily responsible for the overall risk management and implementation of such policies and procedures, which will be updated every year under the monitoring of our board of directors, and shall be approved by our board of directors to make sure such policies and procedures satisfy the requirements of IATF 16949 and ISO 9001. The executive management team is responsible for overseeing risk monitoring carried out by our IT department.

More specifically, our IT department is responsible for regularly monitoring cybersecurity risks. They independently and continuously monitor cybersecurity risks and countermeasures to defend against such threats. In the event of a cybersecurity threat or cybersecurity incident, they inform executive management and our board of directors. Furthermore, the IT department conducts thorough analyses of both internal and external cybersecurity risks as required, holding regular meetings with executive management and department heads to address operational risks.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our board of directors are primarily responsible for the overall risk management and implementation of such policies and procedures
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk management and strategy

Cybersecurity is a vital aspect of maintaining the trust of our customers and employees. We have instituted a comprehensive cybersecurity risk management program that employs various methods to monitor and assess our threat environment and risk profile. These methods include the use of manual and automated tools, conducting scans of the threat environment, evaluating our and our industry’s risk profile, evaluating threats reported to us and conducting vulnerabilities assessments. We also (i) established procedures to evaluate our backup systems timely as well as to review the security level of our current systems and consider upgrading our security and software testing if needed, (ii) established a fire wall to prevent external cyber risks, and (iii) provided cybersecurity training to our employees.

We have implemented protocols to safeguard against cybersecurity threats and prevent unauthorized access to sensitive data. We regularly assess the Company’s cybersecurity risks and vulnerabilities by identifying potential threats, evaluating the likelihood and potential impact of cyberattacks. We also conduct ongoing evaluation of the industry trends and regulatory environments to ensure full compliance with cybersecurity laws and regulations in all jurisdictions where we operate. We have set in place an efficient risk mitigation, control, and incident response protocols to identify potential risks, detect, effectively respond to, and recover from cybersecurity breaches. We also provide regular training programs to enhance employees’ awareness of cybersecurity risks and to help them better understand their roles and responsibilities in protecting the assets and data of the Company and its subsidiaries. As of the date of this annual report, we do not engage third parties in connection with such evaluation or training processes. In the future, we may engage third parties from time to time to conduct risk assessments.

We believe these are useful tools for maintaining a robust cybersecurity program to protect our investors, customers, employees, vendors, and intellectual property. During the fiscal year ended December 31, 2025, we have not identified any risks from cybersecurity threats that have materially affected our business operations or financial conditions.

Governance

Our board of directors are primarily responsible for the overall risk management and implementation of such policies and procedures, which will be updated every year under the monitoring of our board of directors, and shall be approved by our board of directors to make sure such policies and procedures satisfy the requirements of IATF 16949 and ISO 9001. The executive management team is responsible for overseeing risk monitoring carried out by our IT department.

More specifically, our IT department is responsible for regularly monitoring cybersecurity risks. They independently and continuously monitor cybersecurity risks and countermeasures to defend against such threats. In the event of a cybersecurity threat or cybersecurity incident, they inform executive management and our board of directors. Furthermore, the IT department conducts thorough analyses of both internal and external cybersecurity risks as required, holding regular meetings with executive management and department heads to address operational risks.